Change in presentation currency and functional currency	6 Months Ended
Jun. 30, 2021
Change in presentation currency and functional currency
Change in presentation currency and functional currency

3.Change in presentation currency and functional currency

Effective December 31, 2020, the Company changed its presentation currency from CAD to USD to be more relevant to users.

Prior to December 31, 2020, the Company reported its annual and quarterly consolidated financial statements in CAD. In making this change in presentation currency, the Company followed the recommendations set out in IAS 21, the Effects of Change in Foreign Exchange Rates. In accordance with IAS 21, comparable financial statements for the three months ended June 30, 2020 have been restated retrospectively in the new presentation currency of USD using the current rate method.

The consolidated financial statements as of December 31, 2020 of the Company have been prepared in CAD and translated into the new presentation currency of USD using the current rate method.

The procedure under the current rate method as applied in these interim condensed unaudited consolidated financial statements is outlined as below:

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balances for the three and six months ended June 30, 2020 reported in the Interim Condensed Unaudited Consolidated Statement of Comprehensive Loss and Interim Condensed Unaudited Consolidated Statements of Cash Flows have been translated into USD using average foreign currency rates prevailing for the period;

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balances as at and for the three months ended June 30, 2020 reported in the Interim Condensed Unaudited Consolidated Statement of Change in Equity, including share-based payment reserve, foreign currency translation reserve, deficit and share capital, have been translated into USD using historical rates; and

•	basic and diluted loss per share for the three and six months ended June 30, 2020 have been restated to USD to reflect the change in presentation currency.

All resulting exchange differences arising from the translation are included as separate component of other comprehensive income/(loss).

The Company considered the current and prospective economic substance of the underlying transactions and circumstances of the Company and concluded that, as of January 1, 2021, the functional currency should be USD rather than CAD.

The effect of the change in functional currency to USD was applied prospectively in the financial statements effective January 1, 2021. The financial position of the Company as at January 1, 2021 has been translated from CAD to USD at an exchange rate of 1.273.

All transactions for the Company are recorded in USD from January 1, 2021 and onwards. Transactions denominated in currencies other than USD are considered foreign currency transactions. Foreign currency transactions are translated into USD using the foreign currency rates prevailing at the date of the transaction. Period-end balances of monetary assets and liabilities in foreign currency are translated to USD using period-end foreign currency rates. Foreign currency gains and losses arising from the settlement of foreign currency transactions are recognized in profit or loss.

The Company reassessed its derivative liabilities upon the change in functional currency, which resulted in an increase of $14,539,226 in derivative liabilities with a corresponding decrease in share capital as at January 1, 2021.

Warrants issued other than as compensation for goods and services with exercise prices denominated in a currency other than the functional currency of the Company are recognized as derivative liabilities and measured at fair value at each reporting period.

As at December 31, 2020, the functional currency of the Company was CAD, therefore, warrants with exercise prices denominated in USD were recognized as derivative liabilities and measured at fair value by the Black-Scholes Option Pricing Model with a valuation date of December 31, 2020. The derivative liability of the Company was $17,899,855 as at December 31, 2020.

As at January 1, 2021, the functional currency of the Company is USD. Accordingly, warrants with exercise prices denominated in CAD are recognized as derivative liabilities and measured at fair value by the Black-Scholes Option Pricing Model with a valuation date of January 1, 2021. The derivative liability of the Company was $32,439,081 as at January 1, 2021.